CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Payments to suppliers and employees	$ (5,082,888)	$ (5,261,837)
Interest paid	(39,153)	0
Interest received	117,836	44,557
Net cash flows used in operating activities	(5,004,205)	(5,217,280)
Cash flows from investing activities
Purchase of exploration and evaluation assets	(1,169,141)	(730,450)
Purchase of property, plant and equipment	(652,000)	(20,856)
Net cash flows used in investing activities	(1,821,141)	(751,306)
Cash flows from financing activities
Proceeds from issue of shares	14,557,710	8,560,221
Share issue costs	(689,008)	(481,621)
Repayment of borrowings	(95,727)	0
Payment of principal portion of lease liabilities	(33,088)	0
Net cash inflow from financing activities	13,739,887	8,078,600
Net increase in cash and cash equivalents	6,914,541	2,110,014
Net foreign exchange differences	46,171	235,518
Cash and cash equivalents at the beginning of the period	4,432,150	7,238,492
Cash and cash equivalents at the end of the period	$ 11,392,862	$ 9,584,024